Capital Stock (Summary of Warrants Granted) (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Granted (in shares)	1,547,760	18,437,046	2,444,069
Issued for Services [Member]
Class of Stock [Line Items]
Granted (in shares)	886,000	9,150,963	22,500
Issued for Common Stock [Member]
Class of Stock [Line Items]
Granted (in shares)		2,980,212	739,446
Issued for Preferred Stock [Member]
Class of Stock [Line Items]
Granted (in shares)		150,000
Conversion from Debt to Equity [Member]
Class of Stock [Line Items]
Granted (in shares)		996,781
Debt modifications [Member]
Class of Stock [Line Items]
Granted (in shares)		5,159,090
Conversion from Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Granted (in shares)			207,125
Conversion from Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Granted (in shares)			100,000
Holders of Senior Promissory Notes [Member]
Class of Stock [Line Items]
Granted (in shares)			375,000
Issued for Subordinated Debt Modifications [Member]
Class of Stock [Line Items]
Granted (in shares)			960,000
Issued in Connection With Financing Transaction [Member]
Class of Stock [Line Items]
Granted (in shares)			39,998
Issued for Financing Transaction [Member]
Class of Stock [Line Items]
Granted (in shares)	661,760